Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of components of income tax expense

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Current tax (benefit) expense	$12,487	3,832	$4,126
Deferred tax (benefit) expense for
Change in temporary differences	3,293	3,144	3,341
Tax loss and tax credit carried forward	(28)	393	(196)
Impact of change in tax rates	538	(1,809)	—
Change in valuation allowance	—	4	4
Total deferred tax (benefit) expense	3,803	1,732	3,149
Total income tax (benefit) expense	$16,290	5,564	$7,275

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Cash flow hedge derivative instruments	$187	262	$389
Deferred tax (benefit) expense recognized in OCI	$187	262	$389

Schedule of reconciliation of the income before tax at the statutory rate

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Income before tax	$76,285	68,709	$60,016
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	6,372	6,781	5,425
Permanent differences:
Tax audit: disallowance prior year interest expense	2,741	—	—
Tax audit, amended tax return and changes in uncertain tax position, net	6,326	385	558
Non-deductible interest expense	—	571	1,477
Non-deductible withholding tax	984	625	717
Non-deductible loss on derivatives	(37)	(114)	120
Tax exemptions	(13)	(13)	(13)
Non-deductible other financial items	102	(106)	194
Other non-deductible costs	237	(18)	45
Tax credits	(960)	(742)	(1,252)
Impact of change in tax rate on deferred tax assets and deferred tax liabilities	538	(1,809)	—
Adjustment for valuation allowance	—	4	4
Tax expense (benefit) for year	$16,290	5,564	$7,275

Schedule of deferred income tax assets (liabilities)

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Deferred tax assets:
Accrued liabilities and other payables	$177	$124
Derivative instruments	273	422
Other equipment	10	8
Tax credits carried forward	1,448	1,421
Tax loss carryforward	29	32
Valuation allowance	(29)	(32)

Deferred tax liabilities:
Accrued interest income	(5,300)	(4,575)
Accrued liabilities and other payables	(478)	(400)
Financing lease	(14,448)	(11,328)
Deferred tax assets (liabilities), net	$(18,318)	$(14,328)

Schedule of changes in the unrecognized tax benefits

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Unrecognized tax benefits as of January 1,	$(2,668)	(2,283)	$(1,725)
Decrease related to prior year tax positions	—	—	—
Increase related to current year tax positions	(9,543)	(385)	(558)
Settlements and expiration of statute of limitations	3,217	—	—
Unrecognized tax benefits as of December 31,	$(8,994)	(2,668)	$(2,283)